Operating segments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Operating segments
29	Operating Segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•	the grossing up of tax-exempt net interest income and non-interest income to an equivalent before-tax basis for those affected segments.
These differences in measurement enable comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2023
Taxable equivalent basis ($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(2)	Total
Net interest income (3)	$9,756	$8,161	$842	$1,572	$(2,044)	$18,287
Non-interest income (4)(5)	3,087	2,937	4,449	3,980	(433)	14,020
Total revenues	12,843	11,098	5,291	5,552	(2,477)	32,307
Provision for credit losses	1,443	1,868	10	101	–	3,422
Depreciation and amortization (6)	583	563	179	221	274	1,820
Other non-interest expenses	5,284	5,365	3,171	2,841	650	17,311
Income tax expense	1,514	704	491	621	(1,104)	2,226
Net income	$4,019	$2,598	$1,440	$1,768	$(2,297)	$7,528
Net income attributable to non-controlling interests in subsidiaries	–	112	9	–	(3)	118
Net income attributable to equity holders of the Bank	$4,019	$2,486	$1,431	$1,768	$(2,294)	$7,410
Average assets ($ billions)	450	237	34	490	185	1,396
Average liabilities ($ billions)	372	179	40	455	273	1,319

(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2023 amounting to $473 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $71; International Banking – $251; Global Wealth Management – $18
;

Global
Banking and Markets - $1; and Other –
$(188).

(6)	Includes impairment charge of software and other intangible assets in the Other segment.

For the year ended October 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(2)	Total
Net interest income (3)	$9,001	$6,900	$764	$1,630	$(180)	$18,115
Non-interest income (4)(5)	3,029	2,827	4,617	3,542	(714)	13,301
Total revenues	12,030	9,727	5,381	5,172	(894)	31,416
Provision for credit losses	209	1,230	6	(66)	3	1,382
Depreciation and amortization (6)	601	499	171	162	98	1,531
Other non-interest expenses (6)	4,787	4,713	3,088	2,512	471	15,571
Income tax expense	1,670	618	551	653	(734)	2,758
Net income	$4,763	$2,667	$1,565	$1,911	$(732)	$10,174
Net income attributable to non-controlling interests in subsidiaries	–	249	9	–	–	258
Net income attributable to equity holders of the Bank	$4,763	$2,418	$1,556	$1,911	$(732)	$9,916
Average assets ($ billions)	430	207	33	445	167	1,282
Average liabilities ($ billions)	332	152	47	414	263	1,208

(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2022 amounting to $375 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $64; International Banking – $250; Global Wealth Management – $14 and Other – $(60).

(6)	Prior period amounts have been restated to conform with current period presentation.

Geographical segmentation
The following table summarizes the Bank’s financial results by geographic region. Revenue
s
and
expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2023 ($ millions) (1)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total

Net interest income	$8,533	$1,019	$2,168	$1,320	$1,830	$564	$1,761	$1,092	$18,287
Non-interest income (1)	8,598	1,351	873	454	593	418	798	935	14,020
Total revenues (2)	17,131	2,370	3,041	1,774	2,423	982	2,559	2,027	32,307
Provision for credit losses	1,492	59	270	404	604	392	123	78	3,422
Non-interest expenses	10,982	1,246	1,488	727	1,014	661	1,437	1,576	19,131
Income tax expense	1,041	276	312	162	135	(21)	197	124	2,226
Subtotal	3,616	789	971	481	670	(50)	802	249	7,528
Net income attributable to non-controlling interests in subsidiaries	(3)	–	22	1	18	(34)	114	–	118
Net income attributable to equity holders of the Bank	$3,619	$789	$949	$480	$652	$(16)	$688	$249	$7,410
Total average assets ($ billions)	$844	$215	$58	$28	$61	$14	$34	$142	$1,396

(1)	Includes net income from investments in associated corporations for Canada – $(115), Peru – $3, Chile – $ 10, Colombia - $(2), Caribbean and Central America – $117, and Other International – $140.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2022 ($ millions) (1)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$9,827	$945	$1,736	$1,171	$1,604	$631	$1,436	$765	$18,115
Non-interest income (1)	8,149	1,103	748	422	538	388	719	1,234	13,301
Total revenues (2)	17,976	2,048	2,484	1,593	2,142	1,019	2,155	1,999	31,416
Provision for credit losses	180	(13)	232	342	221	216	175	29	1,382
Non-interest expenses	9,928	1,040	1,223	628	870	682	1,335	1,396	17,102
Income tax expense	1,697	260	196	173	95	39	150	148	2,758
Subtotal	6,171	761	833	450	956	82	495	426	10,174
Net income attributable to non-controlling interests in subsidiaries	1	–	19	6	104	35	93	–	258
Net income attributable to equity holders of the Bank	$6,170	$761	$814	$444	$852	$47	$402	$426	$9,916
Total average assets ($ billions)	$765	$207	$46	$27	$53	$14	$32	$138	$1,282

(1)	Includes net income from investments in associated corporations for Canada – $4, Peru – $7, Chile – $9, Caribbean and Central America – $90, and Other International – $158.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.